CAPITAL STOCK (Details - Management and consultants performance stock plan) - shares	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	342,500,000	342,500,000
Mcpp remaining shares available	582,500,000	582,500,000
Albert Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	80,000,000	80,000,000
Mcpp remaining shares available	137,500,000	137,500,000
Ian Bothwell [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	80,000,000	80,000,000
Mcpp remaining shares available	167,500,000	167,500,000
Maria I. Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	80,000,000	80,000,000
Mcpp remaining shares available	167,500,000	167,500,000
George Shapiro [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	69,500,000	69,500,000
Mcpp remaining shares available	100,000,000	100,000,000
Allen Meglin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded
Mcpp remaining shares available	5,000,000	5,000,000
Michael Carbonara [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded
Mcpp remaining shares available	5,000,000	5,000,000
Consultants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	33,000,000	33,000,000
Mcpp remaining shares available